Basis of Presentation and General Information (Details Narrative) - Integer	Mar. 23, 2015	Dec. 08, 2017	Sep. 30, 2017
Purpose of acquiring from entities under common control	100.00%
Number of ownership interest entities	6
Mr. Valentis [Member]
Percentage of beneficially owned common stock			93.30%
Mr. Valentis [Member] | Subsequent Event [Member]
Percentage of beneficially owned common stock		81.50%